UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1.  Schedule of Investments.
LEBENTHAL LISANTI SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2016

Shares	Security Description	Value
Common Stock - 99.7%
Airlines - 0.6%
7,435	SkyWest, Inc.	$148,626
Biotechnology - 1.2%
10,715	ACADIA Pharmaceuticals, Inc. (a)	299,591
Consumer Discretionary - 19.6%
10,200	Abercrombie & Fitch Co.	321,708
15,935	Ascena Retail Group, Inc. (a)	176,241
17,790	Boyd Gaming Corp. (a)	367,541
5,925	Burlington Stores, Inc. (a)	333,222
5,845	Chuy's Holdings, Inc. (a)	181,604
3,120	Dave & Buster's Entertainment, Inc. (a)	120,994
22,005	Duluth Holdings, Inc. (a)	428,877
4,540	Fiesta Restaurant Group, Inc. (a)	148,821
21,215	Francesca's Holdings Corp. (a)	406,479
15,075	Malibu Boats, Inc., Class A (a)	247,230
8,815	Motorcar Parts of America, Inc. (a)	334,794
15,160	Ollie's Bargain Outlet Holdings, Inc. (a)	355,199
9,490	Sonic Corp.	333,668
2,045	The Childrens Place Retail Stores, Inc.	170,696
24,010	Tile Shop Holdings, Inc. (a)	357,989
925	Vail Resorts, Inc.	123,673
11,220	Vera Bradley, Inc. (a)	228,215
3,340	Wayfair, Inc., Class A (a)	144,355
		4,781,306
Educational Services - 0.9%
3,270	Bright Horizons Family Solutions, Inc. (a)	211,831
Energy - 3.2%
7,455	Carrizo Oil & Gas, Inc. (a)	230,509
4,910	Diamondback Energy, Inc. (a)	378,954
9,610	Patterson-UTI Energy, Inc.	169,328
		778,791
Engineering & Construction - 0.6%
2,080	Dycom Industries, Inc. (a)	134,514
Financial Services - 6.3%
7,245	Bank of the Ozarks, Inc.	304,072
2,170	Ellie Mae, Inc. (a)	196,689
4,795	LendingTree, Inc. (a)	468,855
9,100	Opus Bank	309,400
6,790	PrivateBancorp, Inc.	262,094
		1,541,110
Health-Care - 16.4%
795	ABIOMED, Inc. (a)	75,374
3,050	Adeptus Health, Inc., Class A (a)	169,397
3,995	Amedisys, Inc. (a)	193,118
11,985	AMN Healthcare Services, Inc. (a)	402,816
6,505	AtriCure, Inc. (a)	109,479
6,100	Cynosure, Inc., Class A (a)	269,132
10,015	ExamWorks Group, Inc. (a)	296,043
3,965	Healthcare Services Group, Inc.	145,952
8,270	HMS Holdings Corp. (a)	118,675
4,325	Inogen, Inc. (a)	194,539
8,620	Insulet Corp. (a)	285,839
7,905	LDR Holding Corp. (a)	201,498
2,415	Ligand Pharmaceuticals, Inc. (a)	258,622
18,135	MiMedx Group, Inc. (a)	158,500
3,610	Molina Healthcare, Inc. (a)	232,809
26,395	OraSure Technologies, Inc. (a)	190,836
2,810	Orthofix International NV (a)	116,671
2,000	Penumbra, Inc. (a)	92,000
14,660	The Spectranetics Corp. (a)	212,863
1,325	Ultragenyx Pharmaceutical, Inc. (a)	83,886
6,785	Zeltiq Aesthetics, Inc. (a)	184,281
		3,992,330
Home Builders - 0.8%
9,970	WCI Communities, Inc. (a)	185,243
Industrials - 16.1%
5,065	Astec Industries, Inc.	236,383
12,895	Beacon Roofing Supply, Inc. (a)	528,824
5,715	Covenant Transportation Group, Inc., Class A (a)	138,246
14,180	Echo Global Logistics, Inc. (a)	385,129
5,690	Genesee & Wyoming, Inc., Class A (a)	356,763
23,870	Headwaters, Inc. (a)	473,581
8,315	John Bean Technologies Corp.	469,049
20,810	Joy Global, Inc.	334,417
9,330	Knight Transportation, Inc.	243,979
7,630	On Assignment, Inc. (a)	281,699
2,785	Pool Corp.	244,356
3,020	Proto Labs, Inc. (a)	232,812
		3,925,238
Materials - 1.4%
14,655	US Silica Holdings, Inc.	332,961
Pharmaceuticals - 0.6%
3,700	Neurocrine Biosciences, Inc. (a)	146,335
Technology - 30.9%
11,925	3D Systems Corp. (a)	184,480
9,665	Alarm.com Holdings, Inc. (a)	229,060
2,875	Blackbaud, Inc.	180,809
6,815	Callidus Software, Inc. (a)	113,674
4,860	Cavium, Inc. (a)	297,238
4,150	Coherent, Inc. (a)	381,385
6,380	Cray, Inc. (a)	267,386
2,985	Euronet Worldwide, Inc. (a)	221,218
12,540	Fabrinet (a)	405,669
8,210	Gigamon, Inc. (a)	254,674
1,920	HubSpot, Inc. (a)	83,750
3,470	Imperva, Inc. (a)	175,235
13,085	Inphi Corp. (a)	436,254
13,405	Lumentum Holdings, Inc. (a)	361,533
10,915	M/A-COM Technology Solutions Holdings, Inc. (a)	477,968
2,015	Manhattan Associates, Inc. (a)	114,593
10,880	Microsemi Corp. (a)	416,813
6,920	Monolithic Power Systems, Inc.	440,389
5,165	MSC Industrial Direct Co., Inc.	394,141
13,125	NeoPhotonics Corp. (a)	184,275
22,855	Oclaro, Inc. (a)	123,417
4,100	Orbotech, Ltd. (a)	97,498
5,485	Paycom Software, Inc. (a)	195,266
6,740	Paylocity Holding Corp. (a)	220,668
10,725	Q2 Holdings, Inc. (a)	257,829
5,865	Shopify, Inc., Class A (a)	165,452
20,855	Silver Spring Networks, Inc. (a)	307,611
1,865	Stamps.com, Inc. (a)	198,212
26,135	Vocera Communications, Inc. (a)	333,221
		7,519,718
Telecommunications - 1.1%
27,015	ORBCOMM, Inc. (a)	273,662
Total Common Stock (Cost $22,664,691)	24,271,256
Total Investments - 99.7% (Cost $22,664,691)*	$24,271,256
Other Assets & Liabilities, Net – 0.3%	75,967
Net Assets – 100.0%	$24,347,223

(a) Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,014,194
Gross Unrealized Depreciation	(407,629)
Net Unrealized Appreciation	$1,606,565

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$24,271,256
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$24,271,256

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2016

Shares	Security Description	Value
Common Stock - 98.5%
Australia - 1.5%
152,900	BHP Billiton PLC, ADR	$3,475,417
497,400	WorleyParsons, Ltd.	2,051,298
		5,526,715
Belgium - 1.4%
49,670	Solvay SA, Class A	4,982,193
Canada - 1.0%
108,237	Methanex Corp.	3,478,585
Finland - 3.3%
155,410	Caverion Corp.	1,504,917
108,876	Kone Oyj, Class B	5,247,979
149,320	Konecranes Oyj	3,564,737
264,210	YIT Oyj	1,495,406
		11,813,039
France - 4.3%
26,065	Christian Dior SE	4,727,702
47,900	Cie Generale des Etablissements Michelin, Class B	4,901,670
65,441	Imerys SA	4,563,978
66,707	IPSOS	1,558,348
		15,751,698
Germany - 11.2%
38,900	BASF SE	2,934,723
248,664	Deutsche Telekom AG	4,463,611
119,890	Freenet AG	3,586,555
42,500	Hannover Rueck SE	4,952,140
95,486	LANXESS AG	4,589,524
31,200	Linde AG	4,546,092
22,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	4,596,831
77,500	Symrise AG	5,203,047
102,416	Wincor Nixdorf AG	5,681,283
		40,553,806
Hong Kong - 0.0%
18,586,616	REXLot Holdings, Ltd. (a)	23,960
India - 1.4%
266,620	Infosys, Ltd., ADR	5,071,112
Ireland - 3.3%
2,222,791	Greencore Group PLC	11,971,807
Israel - 1.0%
65,600	Teva Pharmaceutical Industries, Ltd., ADR	3,510,256
Italy - 0.5%
1,045,169	Trevi Finanziaria Industriale SpA	1,783,946
Japan - 3.7%
141,600	Asahi Group Holdings, Ltd.	4,412,379
194,400	KDDI Corp.	5,192,291
3,533,000	Showa Denko KK	3,641,459
		13,246,129
Norway - 2.7%
336,096	DNB ASA	3,974,403
483,229	SpareBank 1 SR-Bank ASA	2,370,974
87,900	Yara International ASA	3,307,922
		9,653,299
Russian Federation - 0.4%
226,900	Sberbank of Russia, ADR	1,579,224
South Korea - 2.7%
103,200	Kia Motors Corp.	4,358,657
4,061	Samsung Electronics Co., Ltd.	4,659,000
1,200	Samsung Electronics Co., Ltd. GDR (b)	688,352
		9,706,009
Sweden - 4.9%
305,200	Duni AB, Class A	5,065,833
114,502	Investor AB, Class B	4,053,568
156,003	Loomis AB, Class B	4,410,148
321,700	Svenska Handelsbanken AB, Class A	4,093,445
		17,622,994
Switzerland - 1.8%
22,544	Chubb, Ltd.	2,686,118
52,500	Novartis AG	3,805,574
		6,491,692
Thailand - 2.8%
2,468,350	Thai Oil PCL	4,858,819
1,341,500	The Siam Commercial Bank PCL, Series F	5,376,677
		10,235,496
United Kingdom - 8.2%
546,853	Barratt Developments PLC	4,402,263
1,070,051	BBA Aviation PLC	3,079,867
121,636	Bellway PLC	4,582,371
271,389	International Game Technology PLC	4,952,849
146,476	Persimmon PLC	4,386,341
518,044	Standard Chartered PLC	3,515,962
1,695,890	Taylor Wimpey PLC	4,635,177
		29,554,830
United States - 42.4%
17,389	Allergan PLC (c)	4,660,774
92,400	ALLETE, Inc.	5,180,868
185,050	Ameris Bancorp	5,473,779
36,600	Anthem, Inc.	5,087,034
298,904	Astoria Financial Corp.	4,734,639
110,500	Avnet, Inc.	4,895,150
121,920	BNC Bancorp	2,574,950
228,100	Brookline Bancorp, Inc.	2,511,381
61,200	Capital One Financial Corp.	4,241,772
45,451	Carter's, Inc.	4,789,626
169,774	Colony Bankcorp, Inc. (c)	1,560,223
228,300	Dime Community Bancshares, Inc.	4,022,646
96,673	FairPoint Communications, Inc. (c)	1,438,494
127,700	Franklin Resources, Inc.	4,986,685
898,614	Frontier Communications Corp.	5,023,252
32,167	General Dynamics Corp.	4,225,779
125,100	Hewlett Packard Enterprise Co.	2,218,023
125,100	HP, Inc.	1,541,232
111,424	Independent Bank Corp.	5,121,047
167,963	International Bancshares Corp.	4,141,968
82,500	JPMorgan Chase & Co.	4,885,650
80,582	Marathon Petroleum Corp.	2,996,039
87,200	Microsoft Corp.	4,816,056
40,444	NextEra Energy, Inc.	4,786,143
42,965	Praxair, Inc.	4,917,344
61,733	Quest Diagnostics, Inc.	4,410,823
246,024	Regal Entertainment Group, Class A	5,200,947
185,050	Southwest Bancorp, Inc.	2,785,003
40,600	The JM Smucker Co.	5,271,504
234,600	The Western Union Co.	4,525,434
42,384	UnitedHealth Group, Inc.	5,463,298
92,651	Verizon Communications, Inc.	5,010,566
263,200	Web.com Group, Inc. (c)	5,216,624
117,738	Webster Financial Corp.	4,226,794
104,600	WESCO International, Inc. (c)	5,718,482
420,100	Xerox Corp.	4,688,316
		153,348,345
Total Common Stock (Cost $299,149,526)	355,905,135
Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%
$33,334	Middlesex Federal Savings Bank	1.34%	06/18/17	33,334
33,360	Salem Five Financial	0.25	11/25/16	33,360
Total Certificates of Deposit (Cost $66,694)	66,694
Total Short-Term Investments (Cost $66,694)	66,694
Total Investments - 98.5% (Cost $299,216,220)*	$355,971,829
Other Assets & Liabilities, Net – 1.5%	5,573,385
Net Assets – 100.0%	$361,545,214

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $23,960 or 0.0% of net assets.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $688,352 or 0.2% of net assets.
(c)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$88,290,525
Gross Unrealized Depreciation	(31,534,916)
Net Unrealized Appreciation	$56,755,609

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.
Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$5,526,715	$-	$-	$5,526,715
Belgium	4,982,193	-	-	4,982,193
Canada	3,478,585	-	-	3,478,585
Finland	11,813,039	-	-	11,813,039
France	15,751,698	-	-	15,751,698
Germany	40,553,806	-	-	40,553,806
Hong Kong	-	-	23,960	23,960
India	5,071,112	-	-	5,071,112
Ireland	11,971,807	-	-	11,971,807
Israel	3,510,256	-	-	3,510,256
Italy	1,783,946	-	-	1,783,946
Japan	13,246,129	-	-	13,246,129
Norway	9,653,299	-	-	9,653,299
Russian Federation	1,579,224	-	-	1,579,224
South Korea	9,706,009	-	-	9,706,009
Sweden	17,622,994	-	-	17,622,994
Switzerland	6,491,692	-	-	6,491,692
Thailand	5,376,677	4,858,819	-	10,235,496
United Kingdom	29,554,830	-	-	29,554,830
United States	153,348,345	-	-	153,348,345
Certificates of Deposit	-	66,694	-	66,694
Total Investments At Value	$351,022,356	$4,925,513	$23,960	$355,971,829

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Common Stock
Balance as of 12/31/15	$23,983
Change in unrealized appreciation/(depreciation)	(23)
Balance as of 3/31/16	$23,960
Net change in unrealized depreciation from investments held as of 3/31/16	$(23)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND SCHEDULE OF INVESTMENTS (Unaudited) MARCH 31, 2016

Shares	Security Description	Value
Common Stock - 91.4%
Consumer Discretionary - 14.7%
83,880	Comcast Corp., Class A	$5,123,391
64,850	Delphi Automotive PLC	4,865,047
96,300	Johnson Controls, Inc.	3,752,811
13,930	Whirlpool Corp.	2,512,136
		16,253,385
Energy - 4.2%
73,140	Kinder Morgan, Inc.	1,306,280
45,220	Schlumberger, Ltd.	3,334,975
		4,641,255
Financials - 23.4%
105,250	American International Group, Inc.	5,688,762
50,405	Chubb, Ltd.	6,005,756
124,201	CIT Group, Inc.	3,853,957
63,437	Citigroup, Inc.	2,648,495
53,700	JPMorgan Chase & Co.	3,180,114
100,874	MetLife, Inc.	4,432,404
		25,809,488
Health Care - 15.2%
16,700	Allergan PLC (a)	4,476,101
40,340	Celgene Corp. (a)	4,037,631
11,915	Gilead Sciences, Inc.	1,094,512
50,085	Thermo Fisher Scientific, Inc.	7,091,535
		16,699,779
Industrials - 17.3%
58,130	Danaher Corp.	5,514,212
76,820	Delta Air Lines, Inc.	3,739,597
187,310	General Electric Co.	5,954,585
36,355	United Parcel Service, Inc., Class B	3,834,362
		19,042,756
Software & Services - 12.1%
3,082	Alphabet, Inc., Class A (a)	2,351,258
2,251	Alphabet, Inc., Class C (a)	1,676,882
79,830	Microsoft Corp.	4,409,011
119,780	Oracle Corp.	4,900,200
		13,337,351
Technology Hardware & Equipment - 4.5%
45,250	Apple, Inc.	4,931,797
Total Common Stock (Cost $68,981,106)	100,715,811
Money Market Funds - 8.5%
9,375,438	Fidelity Institutional Cash Money Market Fund, 0.34% (b) (Cost $9,375,438)	9,375,438

Total Investments - 99.9% (Cost $78,356,544)*	$110,091,249
Other Assets & Liabilities, Net – 0.1%	56,870
Net Assets – 100.0%	$110,148,119

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$33,570,314
Gross Unrealized Depreciation	(1,835,609)
Net Unrealized Appreciation	$31,734,705

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$100,715,811
Level 2 - Other Significant Observable Inputs	9,375,438
Level 3 - Significant Unobservable Inputs	-
Total	$110,091,249

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	April 29, 2016

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	April 29, 2016